Segment Information - Summary of Income or Loss (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Gross Sale	R$ 31,337,931,000	R$ 24,926,166,000	R$ 24,516,586,000
Net sales	25,865,001,000	20,437,835,000	20,611,409,000
Cost of sales	(19,864,248,000)	(14,999,823,000)	(14,616,985,000)
Gross profit	6,000,753,000	5,438,012,000	5,994,424,000
Selling expenses	(723,419,000)	(661,907,000)	(666,114)
General and administrative expenses	(1,572,357,000)	(1,589,819,000)	(1,236,062,000)
Other income (expenses), net	382,600,000	176,869,000	404,686,000
Interest in earnings of associates	(130,225,000)	(28,801,000)	(1,231,000)
Interest in earnings of joint ventures	(4,590,631,000)	(583,001,000)	(1,131,406,000)
Finance results, net	2,557,557,000	1,983,996,000	1,967,623,000
Finance expense	(2,527,506,000)	(4,727,561,000)	(3,690,578,000)
Finance income	1,258,441,000	407,710,000	974,604,000
Foreign exchange, net	(1,099,536,000)	(3,258,656,000)	(526,946,000)
Derivatives	(188,956,000)	5,594,511,000	1,275,297,000
Income taxes	445,584,000	(502,667,000)	(779,596,000)
Profit (loss) from continuing operations	6,696,460,000	1,488,294,000	2,882,352,000
Profit (loss) from discontinued operation, net of tax			11,021,000
Profit (loss) for the year	6,696,460,000	1,488,294,000	2,893,373,000
Profit (loss) attributable to:
Owners of the Company	6,312,140,000	859,482,000	1,316,341,000
Non-controlling interests	384,320,000	628,812,000	1,577,032,000
Profit (loss) for the year	6,696,460,000	1,488,294,000	2,893,373,000
Other select data
Depreciation and amortization	2,504,384,000	2,340,854,000	2,287,877,000
EBITDA	11,312,817,000	6,315,811,000	(7,917,448,000)
Additions to Property Plant and Equipment Intangible and Contract Assets	4,774,839,000	4,034,688,000	2,762,937,000
Reconciliation of EBITDA
Profit (loss) for the year	6,696,460,000	1,488,294,000	2,882,352,000
Income taxes	445,584,000	(502,667,000)	(779,596,000)
Finance results, net	2,557,557,000	1,983,996,000	1,967,623,000
Depreciation and amortization	2,504,384,000	2,340,854,000	2,287,877,000
EBITDA	11,312,817,000	6,315,811,000	(7,917,448,000)
Brazil [member]
Disclosure of operating segments [line items]
Net sales	22,529,634,000	18,100,012,000	18,522,108,000
Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	30,325,268,000	24,084,002,000	24,151,529,000
External market [member]
Disclosure of operating segments [line items]
Gross Sale	1,012,663,000	842,164,000	365,057,000
Operating segments [member] | Gas and Power [member]
Disclosure of operating segments [line items]
Gross Sale	15,711,939,000	12,024,615,000	12,007,634,000
Net sales	12,330,209,000	9,093,170,000	9,514,222,000
Cost of sales	(9,755,425,000)	(6,932,288,000)	(6,859,090,000)
Gross profit	2,574,784,000	2,160,882,000	2,655,132,000
Selling expenses	(125,412,000)	(156,892,000)	(157,740,000)
General and administrative expenses	(502,048,000)	(376,615,000)	(404,441,000)
Other income (expenses), net	25,569,000	56,176,000	(31,534,000)
Interest in earnings of associates
Interest in earnings of joint ventures
Finance results, net	289,616,000	(282,773,000)	180,381,000
Finance expense	(900,783,000)	(374,252,000)	(495,958,000)
Finance income	703,204,000	72,500,000	315,634,000
Foreign exchange, net	(60,953,000)	(150,227,000)	(27,518,000)
Derivatives	(31,084,000)	169,206,000	27,461,000
Income taxes	(59,360,000)	460,312,000	(588,389,000)
Profit (loss) from continuing operations	1,742,637,000	940,466,000	1,292,647,000
Profit (loss) from discontinued operation, net of tax
Profit (loss) for the year	1,742,637,000	940,466,000	1,292,647,000
Profit (loss) attributable to:
Owners of the Company	1,650,725,000	923,420,000	1,255,369,000
Non-controlling interests	91,912,000	17,046,000	37,278,000
Profit (loss) for the year	1,742,637,000	940,466,000	1,292,647,000
Other select data
Depreciation and amortization	559,994,000	500,714,000	459,584,000
EBITDA	2,532,887,000	2,184,265,000	(2,521,001,000)
Additions to Property Plant and Equipment Intangible and Contract Assets	1,269,886,000	1,006,881,000	775,769,000
Reconciliation of EBITDA
Profit (loss) for the year	1,742,637,000	940,466,000	1,292,647,000
Income taxes	(59,360,000)	460,312,000	(588,389,000)
Finance results, net	289,616,000	(282,773,000)	180,381,000
Depreciation and amortization	559,994,000	500,714,000	459,584,000
EBITDA	2,532,887,000	2,184,265,000	(2,521,001,000)
Operating segments [member] | Gas and Power [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	15,711,939,000	12,024,615,000	12,007,634,000
Operating segments [member] | Gas and Power [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale
Operating segments [member] | Moove [member]
Disclosure of operating segments [line items]
Gross Sale	7,697,074,000	5,588,754,000	5,072,163,000
Net sales	6,112,457,000	4,415,575,000	4,046,296,000
Cost of sales	(4,808,643,000)	(3,380,304,000)	(3,185,745,000)
Gross profit	1,303,814,000	1,035,271,000	860,551,000
Selling expenses	(551,520,000)	(471,829,000)	(492,482,000)
General and administrative expenses	(269,810,000)	(229,672,000)	(173,212,000)
Other income (expenses), net	23,414,000	34,876,000	31,806,000
Interest in earnings of associates			(439,000)
Interest in earnings of joint ventures
Finance results, net	63,797,000	(129,342,000)	96,794,000
Finance expense	(61,870,000)	(30,910,000)	(38,514,000)
Finance income	58,071,000	20,086,000	22,385,000
Foreign exchange, net	(66,118,000)	(161,636,000)	(92,989,000)
Derivatives	6,120,000	43,118,000	12,324,000
Income taxes	147,138,000	87,941,000	(55,206,000)
Profit (loss) from continuing operations	294,963,000	151,363,000	75,102,000
Profit (loss) from discontinued operation, net of tax
Profit (loss) for the year	294,963,000	151,363,000	75,102,000
Profit (loss) attributable to:
Owners of the Company	205,139,000	104,570,000	72,971,000
Non-controlling interests	89,824,000	46,793,000	2,131,000
Profit (loss) for the year	294,963,000	151,363,000	75,102,000
Other select data
Depreciation and amortization	96,852,000	108,687,000	97,827,000
EBITDA	602,750,000	477,333,000	(324,929,000)
Additions to Property Plant and Equipment Intangible and Contract Assets	42,536,000	29,658,000	32,854,000
Reconciliation of EBITDA
Profit (loss) for the year	294,963,000	151,363,000	75,102,000
Income taxes	147,138,000	87,941,000	(55,206,000)
Finance results, net	63,797,000	(129,342,000)	96,794,000
Depreciation and amortization	96,852,000	108,687,000	97,827,000
EBITDA	602,750,000	477,333,000	(324,929,000)
Operating segments [member] | Moove [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	7,021,757,000	5,117,770,000	4,948,678,000
Operating segments [member] | Moove [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale	675,317,000	470,984,000	123,485,000
Operating segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Gross Sale	7,944,312,000	7,349,804,000	7,473,730,000
Net sales	7,439,632,000	6,966,159,000	7,087,840,000
Cost of sales	(5,352,040,000)	(4,721,507,000)	(4,608,781,000)
Gross profit	2,087,592,000	2,244,652,000	2,479,059,000
Selling expenses	(38,959,000)	(30,670,000)	(6,983,000)
General and administrative expenses	(472,739,000)	(411,336,000)	(364,555,000)
Other income (expenses), net	(69,017,000)	128,388,000	(24,084,000)
Interest in earnings of associates	(12,857,000)	(13,087,000)	(21,876,000)
Interest in earnings of joint ventures
Finance results, net	1,359,940,000	(1,503,221,000)	1,197,817,000
Finance expense	(705,623,000)	(2,920,241,000)	(1,871,221,000)
Finance income	399,134,000	177,206,000	202,875,000
Foreign exchange, net	(489,952,000)	(1,577,342,000)	(205,839,000)
Derivatives	(563,499,000)	2,817,156,000	676,368,000
Income taxes	4,053,000	169,990,000	(129,247,000)
Profit (loss) from continuing operations	155,741,000	270,910,000	778,249,000
Profit (loss) from discontinued operation, net of tax
Profit (loss) for the year	155,741,000	270,910,000	778,249,000
Profit (loss) attributable to:
Owners of the Company	150,539,000	43,602,000	157,216,000
Non-controlling interests	5,202,000	227,308,000	621,033,000
Profit (loss) for the year	155,741,000	270,910,000	778,249,000
Other select data
Depreciation and amortization	1,830,683,000	1,715,527,000	1,716,185,000
EBITDA	3,350,417,000	3,659,648,000	(3,821,498,000)
Additions to Property Plant and Equipment Intangible and Contract Assets	3,453,407,000	2,979,213,000	1,943,063,000
Reconciliation of EBITDA
Profit (loss) for the year	155,741,000	270,910,000	778,249,000
Income taxes	4,053,000	169,990,000	(129,247,000)
Finance results, net	1,359,940,000	(1,503,221,000)	1,197,817,000
Depreciation and amortization	1,830,683,000	1,715,527,000	1,716,185,000
EBITDA	3,350,417,000	3,659,648,000	(3,821,498,000)
Operating segments [member] | Logistics [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	7,606,966,000	6,978,624,000	7,232,158,000
Operating segments [member] | Logistics [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale	337,346,000	371,180,000	241,572,000
Operating segments [member] | Raízen
Disclosure of operating segments [line items]
Gross Sale	188,825,984,000	127,832,718,000	140,230,052,000
Net sales	175,047,270,000	118,049,722,000	129,349,463,000
Cost of sales	(163,367,574,000)	(110,800,498,000)	(122,429,335,000)
Gross profit	11,679,696,000	7,249,224,000	6,920,128,000
Selling expenses	(3,882,690,000)	(3,264,756,000)	(3,069,304,000)
General and administrative expenses	(1,788,180,000)	(1,263,733,000)	(1,232,666,000)
Other income (expenses), net	717,792,000	554,126,000	2,021,001,000
Interest in earnings of associates	43,534,000	88,323,000	(115,168,000)
Interest in earnings of joint ventures		87,567,000	7,206,000
Finance results, net	1,967,124,000	(1,431,267,000)	1,296,237,000
Finance expense	(1,606,724,000)	(2,345,771,000)	(2,180,426,000)
Finance income	580,266,000	690,678,000	767,336,000
Foreign exchange, net	(1,076,722,000)	(3,821,462,000)	(571,377,000)
Derivatives	136,056,000	4,045,288,000	688,230,000
Income taxes	1,350,252,000	537,004,000	(923,156,000)
Profit (loss) from continuing operations	3,365,708,000	1,130,700,000	2,527,728,000
Profit (loss) from discontinued operation, net of tax
Profit (loss) for the year	3,365,708,000	1,130,700,000	2,527,728,000
Profit (loss) attributable to:
Owners of the Company	3,379,014,000	1,081,176,000	2,399,076,000
Non-controlling interests	(13,306,000)	49,524,000	128,652,000
Profit (loss) for the year	3,365,708,000	1,130,700,000	2,527,728,000
Other select data
Depreciation and amortization	6,393,642,000	5,059,239,000	3,625,854,000
EBITDA	13,076,726,000	8,158,210,000	(8,372,975,000)
Additions to Property Plant and Equipment Intangible and Contract Assets	5,282,100,000	3,159,415,000	3,586,261,000
Reconciliation of EBITDA
Profit (loss) for the year	3,365,708,000	1,130,700,000	2,527,728,000
Income taxes	1,350,252,000	537,004,000	(923,156,000)
Finance results, net	1,967,124,000	(1,431,267,000)	1,296,237,000
Depreciation and amortization	6,393,642,000	5,059,239,000	3,625,854,000
EBITDA	13,076,726,000	8,158,210,000	(8,372,975,000)
Operating segments [member] | Raízen | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	182,035,680,000	117,788,563,000	132,455,731,000
Operating segments [member] | Raízen | External market [member]
Disclosure of operating segments [line items]
Gross Sale	6,790,304,000	10,044,155,000	7,774,321,000
Operating segments [member] | Cosan Investiments
Disclosure of operating segments [line items]
Gross Sale	32,695,000
Net sales	31,502,000
Cost of sales
Gross profit	31,502,000
Selling expenses
General and administrative expenses	(6,499,000)
Other income (expenses), net	21,017,000
Interest in earnings of associates
Interest in earnings of joint ventures
Finance results, net	(3,199,000)
Finance expense	(51,000)
Finance income	3,250,000
Foreign exchange, net
Derivatives
Income taxes	4,215,000
Profit (loss) from continuing operations	45,004,000
Profit (loss) for the year	45,004,000
Profit (loss) attributable to:
Owners of the Company	22,502,000
Non-controlling interests	22,502,000
Profit (loss) for the year	45,004,000
Other select data
Depreciation and amortization	39,000
EBITDA	46,059,000
Additions to Property Plant and Equipment Intangible and Contract Assets	278,000
Reconciliation of EBITDA
Profit (loss) for the year	45,004,000
Income taxes	4,215,000
Finance results, net	(3,199,000)
Depreciation and amortization	39,000
EBITDA	46,059,000
Operating segments [member] | Cosan Investiments | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	32,695,000
Operating segments [member] | Cosan Investiments | External market [member]
Disclosure of operating segments [line items]
Gross Sale
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Gross Sale	9,002,000	880,000	106,000
Net sales	8,292,000	818,000	98,000
Cost of sales	(5,231,000)	(3,611,000)	(416,000)
Gross profit	3,061,000	(2,793,000)	(318,000)
Selling expenses	(7,528,000)	(2,516,000)	(8,909,000)
General and administrative expenses	(321,261,000)	(572,196,000)	(293,854,000)
Other income (expenses), net	381,617,000	(42,571,000)	428,498,000
Interest in earnings of associates	(2,195,679,000)	(1,746,969,000)	(2,822,914,000)
Interest in earnings of joint ventures	(4,590,631,000)	(583,001,000)	(1,131,406,000)
Finance results, net	847,403,000	(68,660,000)	492,631,000
Finance expense	(859,179,000)	(1,402,158,000)	(1,284,885,000)
Finance income	94,782,000	137,918,000	433,710,000
Foreign exchange, net	(482,513,000)	(1,369,451,000)	(200,600,000)
Derivatives	399,507,000	2,565,031,000	559,144,000
Income taxes	(541,630,000)	(215,576,000)	(6,754,000)
Profit (loss) from continuing operations	6,536,426,000	1,856,810,000	3,580,352,000
Profit (loss) from discontinued operation, net of tax			11,021,000
Profit (loss) for the year	6,536,426,000	1,856,810,000	3,591,373,000
Profit (loss) attributable to:
Owners of the Company	6,361,546,000	1,519,145,000	3,586,632,000
Non-controlling interests	174,880,000	337,665,000	4,741,000
Profit (loss) for the year	6,536,426,000	1,856,810,000	3,591,373,000
Other select data
Depreciation and amortization	16,818,000	15,926,000	14,281,000
EBITDA	6,859,017,000	1,725,820,000	(4,094,018,000)
Additions to Property Plant and Equipment Intangible and Contract Assets	8,732,000	18,936,000	11,251,000
Reconciliation of EBITDA
Profit (loss) for the year	6,536,426,000	1,856,810,000	3,580,352,000
Income taxes	(541,630,000)	(215,576,000)	(6,754,000)
Finance results, net	847,403,000	(68,660,000)	492,631,000
Depreciation and amortization	16,818,000	15,926,000	14,281,000
EBITDA	6,859,017,000	1,725,820,000	(4,094,018,000)
Unallocated amounts [member] | Cosan Corporate [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	9,002,000	880,000	106,000
Unallocated amounts [member] | Cosan Corporate [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale
Deconsolidated effects [member]
Disclosure of operating segments [line items]
Gross Sale	(188,825,984,000)	(127,832,718,000)	(140,230,052,000)
Net sales	(175,047,270,000)	(118,049,722,000)	(129,349,463,000)
Cost of sales	163,367,574,000	110,800,498,000	122,429,335,000
Gross profit	(11,679,696,000)	(7,249,224,000)	(6,920,128,000)
Selling expenses	3,882,690,000	3,264,756,000	3,069,304,000
General and administrative expenses	1,788,180,000	1,263,733,000	1,232,666,000
Other income (expenses), net	(717,792,000)	(554,126,000)	(2,021,001,000)
Interest in earnings of associates	(43,534,000)	(88,323,000)	115,168,000
Interest in earnings of joint ventures		(87,567,000)	(7,206,000)
Finance results, net	(1,967,124,000)	1,431,267,000	(1,296,237,000)
Finance expense	1,606,724,000	2,345,771,000	2,180,426,000
Finance income	(580,266,000)	(690,678,000)	(767,336,000)
Foreign exchange, net	1,076,722,000	3,821,462,000	571,377,000
Derivatives	(136,056,000)	(4,045,288,000)	(688,230,000)
Income taxes	(1,350,252,000)	537,004,000	923,156,000
Profit (loss) from continuing operations	(3,365,708,000)	(1,130,700,000)	(2,527,728,000)
Profit (loss) from discontinued operation, net of tax
Profit (loss) for the year	(3,365,708,000)	(1,130,700,000)	(2,527,728,000)
Profit (loss) attributable to:
Owners of the Company	(3,379,014,000)	(1,081,176,000)	(2,399,076,000)
Non-controlling interests	13,306,000	(49,524,000)	(128,652,000)
Profit (loss) for the year	(3,365,708,000)	(1,130,700,000)	(2,527,728,000)
Other select data
Depreciation and amortization	(6,393,642,000)	(5,059,239,000)	(3,625,854,000)
EBITDA	(13,076,726,000)	(8,158,210,000)	8,372,975,000
Additions to Property Plant and Equipment Intangible and Contract Assets	(5,282,100,000)	(3,159,415,000)	(3,586,261,000)
Reconciliation of EBITDA
Profit (loss) for the year	(3,365,708,000)	(1,130,700,000)	(2,527,728,000)
Income taxes	(1,350,252,000)	537,004,000	923,156,000
Finance results, net	(1,967,124,000)	1,431,267,000	(1,296,237,000)
Depreciation and amortization	(6,393,642,000)	(5,059,239,000)	(3,625,854,000)
EBITDA	(13,076,726,000)	(8,158,210,000)	8,372,975,000
Deconsolidated effects [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	(182,035,680,000)	(117,788,563,000)	(132,455,731,000)
Deconsolidated effects [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale	(6,790,304,000)	(10,044,155,000)	(7,774,321,000)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Gross Sale	(57,091,000)	(37,887,000)	(37,047,000)
Net sales	(57,091,000)	(37,887,000)	(37,047,000)
Cost of sales	57,091,000	37,887,000	37,047,000
Gross profit
Selling expenses
General and administrative expenses
Other income (expenses), net
Interest in earnings of associates	2,078,311,000	1,731,255,000	2,843,998,000
Interest in earnings of joint ventures
Finance results, net
Finance expense
Finance income
Foreign exchange, net
Derivatives
Income taxes
Profit (loss) from continuing operations	(2,078,311,000)	(1,731,255,000)	(2,843,998,000)
Profit (loss) from discontinued operation, net of tax
Profit (loss) for the year	(2,078,311,000)	(1,731,255,000)	(2,843,998,000)
Profit (loss) attributable to:
Owners of the Company	(2,078,311,000)	(1,731,255,000)	(3,755,847,000)
Non-controlling interests			911,849,000
Profit (loss) for the year	(2,078,311,000)	(1,731,255,000)	(2,843,998,000)
Other select data
Depreciation and amortization	(2,000)
EBITDA	(2,078,313,000)	(1,731,255,000)	2,843,998,000
Additions to Property Plant and Equipment Intangible and Contract Assets
Reconciliation of EBITDA
Profit (loss) for the year	(2,078,311,000)	(1,731,255,000)	(2,843,998,000)
Income taxes
Finance results, net
Depreciation and amortization	(2,000)
EBITDA	(2,078,313,000)	(1,731,255,000)	2,843,998,000
Elimination of intersegment amounts [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	(57,091,000)	(37,887,000)	(37,047,000)
Elimination of intersegment amounts [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale
Elimination of intersegment amounts [member] | Raízen
Disclosure of operating segments [line items]
Net sales	R$ (4,607,102,000)